UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08476
                                                    -----------

                    The Gabelli Global Multimedia Trust Inc.
                      ------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
                      ------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                      ------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                          ----------------

                      Date of fiscal year end: December 31
                                              -------------

                  Date of reporting period: September 30, 2005
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                    THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)

                                                   MARKET
      SHARES                                       VALUE*
     --------                                     --------
               COMMON STOCKS -- 98.6%
               COPYRIGHT/CREATIVITY COMPANIES -- 44.8%
               BUSINESS SERVICES: ADVERTISING -- 0.4%
       5,000   Donnelley (R.H.) Corp.+ .........$    316,300
      20,000   Harte-Hanks Inc. ................     528,600
       4,200   Havas SA ........................      21,302
       2,000   Publicis Groupe .................      63,650
                                                ------------
                                                     929,852
                                                ------------
               COMPUTER SOFTWARE AND SERVICES -- 3.8%
      40,000   Activision Inc.+ ................     818,000
       5,000   America Online
                 Latin America Inc.,
                 Cl. A+ ........................         150
       3,000   Atlus Co. Ltd. ..................      16,385
       9,473   CNET Networks Inc.+ .............     128,548
       3,230   EarthLink Inc.+ .................      34,561
      10,200   Electronic Arts Inc.+ ...........     580,278
       1,000   EMC Corp.+ ......................      12,940
         100   Google Inc., Cl. A+ .............      31,646
      10,000   Jupitermedia Corp.+ .............     177,100
       1,000   Maxtor Corp.+ ...................       4,400
      60,000   Microsoft Corp. .................   1,543,800
      13,800   Mobius Management
                 Systems Inc.+ .................      72,450
       3,000   NAVTEQ Corp.+ ...................     149,850
       2,000   Pixar+ ..........................      89,020
     140,000   Yahoo! Inc.+ ....................   4,737,600
                                                ------------
                                                   8,396,728
                                                ------------
               CONSUMER PRODUCTS -- 0.2%
       6,000   Department 56 Inc.+ .............      75,000
         400   eBay Inc.+ ......................      16,480
      18,000   Mattel Inc. .....................     300,240
                                                ------------
                                                     391,720
                                                ------------
               ELECTRONICS -- 1.6%
       5,000   Freescale Semiconductor Inc.,
                 Cl. B+ ........................     117,900
       1,000   Imax Corp.+ .....................      10,430
       5,000   Intel Corp. .....................     123,250
       3,570   Royal Philips Electronics
                 NV, ADR .......................      95,248
      10,000   Samsung Electronics Co.
                 Ltd., GDR (b) .................   2,822,852
       6,000   Sony Corp., ADR .................     199,140
       6,000   Zoran Corp.+ ....................      85,800
                                                ------------
                                                   3,454,620
                                                ------------
               ENTERTAINMENT -- 12.8%
       6,000   Aruze Corp. .....................      96,987
      60,000   Canal Plus, ADR+ ................     111,000
       1,161   Corporacion Interamericana de
                 Entretenimiento SA de CV,
                 Cl. B+ ........................       2,548
      25,000   Crown Media Holdings Inc.,
                 Cl. A+ ........................     273,750

                                                   MARKET
      SHARES                                       VALUE*
     --------                                     --------
      31,622   EMI Group plc ...................$    135,254
      30,000   EMI Group plc, ADR ..............     257,403
     250,000   Gemstar-TV Guide
                 International Inc.+ ...........     740,000
      70,000   GMM Grammy Public Co. Ltd. ......      21,489
         481   Henley LP+ (c) ..................       1,443
      77,843   Liberty Global Inc., Cl. A+ .....   2,107,988
      77,843   Liberty Global Inc., Cl. C+ .....   2,004,457
     722,715   Liberty Media Corp., Cl. A+ .....   5,817,856
     100,000   Shaw Brothers (Hong Kong) Ltd. ..     125,043
      90,000   Six Flags Inc.+ .................     647,100
      70,000   SMG plc .........................     115,749
      85,000   The Walt Disney Co. .............   2,051,050
     200,000   Time Warner Inc. ................   3,622,000
     140,000   Viacom Inc., Cl. A ..............   4,650,800
     166,000   Vivendi Universal SA, ADR .......   5,433,180
       4,000   World Wrestling
                 Entertainment Inc. ............      52,000
                                                ------------
                                                  28,267,097
                                                ------------
               FINANCIAL SERVICES -- 0.2%
      20,000   H&R Block Inc. ..................     479,600
                                                ------------
               HOTELS AND GAMING -- 11.5%
      20,000   Argosy Gaming Co.+ ..............     939,800
       8,000   Aztar Corp.+ ....................     246,480
      12,000   Boyd Gaming Corp. ...............     517,440
      13,000   Churchill Downs Inc. ............     459,160
     165,000   Gaylord Entertainment Co.+ ......   7,862,250
       5,000   Greek Organization of Football
                 Prognostics SA ................     155,279
      32,000   GTECH Holdings Corp. ............   1,025,920
       5,528   Harrah's Entertainment Inc. .....     360,370
     850,000   Hilton Group plc ................   4,715,057
     110,000   International Game Technology ...   2,970,000
      10,000   Kerzner International Ltd.+ .....     555,500
      19,000   Las Vegas Sands Corp.+ ..........     625,290
      55,000   Magna Entertainment Corp.,
                 Cl. A+ ........................     366,300
      78,000   MGM Mirage+ .....................   3,414,060
      36,900   Pinnacle Entertainment Inc.+ ....     676,377
       6,000   Starwood Hotels & Resorts
                 Worldwide Inc. ................     343,020
                                                ------------
                                                  25,232,303
                                                ------------
               PUBLISHING -- 14.3%
      20,000   Arnoldo Mondadori Editore SpA ...     200,348
      98,000   Belo Corp., Cl. A ...............   2,240,280
      10,000   Dow Jones & Co. Inc. ............     381,900
      20,000   EMAP plc ........................     290,320
      15,000   Gannett Co. Inc. ................   1,032,450
       2,833   Golden Books Family
                 Entertainment Inc.+ ...........           6
       2,000   Hollinger International Inc.,
                 Cl. A .........................      19,600
     144,400   Independent News & Media plc ....     421,720

                    THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2005 (UNAUDITED)

                                                   MARKET
      SHARES                                       VALUE*
     --------                                     --------
               COMMON STOCKS (CONTINUED)
               COPYRIGHT/CREATIVITY COMPANIES (CONTINUED)
               PUBLISHING (CONTINUED)
      12,000   Journal Register Co. ............$    194,160
      15,000   Knight-Ridder Inc. ..............     880,200
      50,000   Lee Enterprises Inc. ............   2,124,000
      19,000   McClatchy Co., Cl. A ............   1,239,370
      40,000   McGraw-Hill Companies Inc. ......   1,921,600
      33,000   Media General Inc., Cl. A .......   1,914,330
      27,000   Meredith Corp. ..................   1,347,030
     100,000   Nation Multimedia Group plc .....      28,262
     100,000   New Straits Times Press Berhad ..      82,250
     326,414   News Corp., Cl. A ...............   5,088,794
      40,000   News Corp., Cl. B ...............     660,000
     150,000   Oriental Press Group Ltd. .......      33,259
     100,000   Penton Media Inc.+ ..............      50,000
      10,000   Playboy Enterprises Inc.,
                 Cl. A+ ........................     124,000
     974,000   Post Publishing plc .............     191,027
     200,000   PRIMEDIA Inc.+ ..................     818,000
      90,000   Reader's Digest
                 Association Inc. ..............   1,437,300
       1,000   Scholastic Corp.+ ...............      36,960
     251,520   SCMP Group Ltd. .................      94,028
      64,000   Scripps (E.W.) Co., Cl. A .......   3,198,080
     252,671   Singapore Press Holdings Ltd. ...     689,897
         300   Spir Communication ..............      60,753
      15,000   Telegraaf Media Groep NV ........     365,062
      45,000   Thomas Nelson Inc. ..............     844,200
      84,000   Tribune Co. .....................   2,846,760
      12,352   United Business Media plc .......     120,587
      10,000   VNU NV ..........................     314,284
         800   Wiley (John) & Sons Inc.,
                 Cl. B .........................      33,320
       4,000   Wolters Kluwer NV - CVA .........      74,419
                                                ------------
                                                  31,398,556
                                                ------------
               TOTAL COPYRIGHT/CREATIVITY
                 COMPANIES .....................  98,550,476
                                                ------------
               DISTRIBUTION COMPANIES -- 53.8%
               BROADCASTING -- 10.7%
       1,560   Asahi Broadcasting Corp. ........     166,279
      18,000   CanWest Global Communications
                 Corp.+ ........................     202,320
      18,000   CanWest Global Communications Corp.,
                 Sub-Voting+ ...................     201,290
       6,400   Chubu-Nippon Broadcasting
                 Co., Ltd. .....................      74,137
       5,000   Clear Channel
                 Communications Inc. ...........     164,450
      20,000   Cogeco Inc. .....................     468,817
       8,333   Corus Entertainment Inc.,
                 Cl. B .........................     241,137
       9,000   Cox Radio Inc., Cl. A+ ..........     136,800
      72,271   Discovery Holding Co., Cl. A+ ...   1,043,587
         166   Emmis Communications Corp.,
                 Cl. A+ ........................       3,667
      30,020   Fisher Communications Inc.+ .....   1,397,731

                                                   MARKET
      SHARES                                       VALUE*
     --------                                     --------
         228   Fuji Television Network Inc. ....$    510,148
      60,000   Granite Broadcasting Corp.+ .....      23,400
      95,000   Gray Television Inc. ............   1,006,050
      10,000   Gray Television Inc., Cl. A .....      99,000
      10,000   Grupo Radio Centro,
                 SA de CV, ADR+ ................      73,900
      30,000   Hearst-Argyle Television Inc. ...     770,700
       4,550   Lagardere SCA ...................     322,910
     151,000   Liberty Corp. ...................   7,080,390
      52,000   Lin TV Corp., Cl. A+ ............     725,400
       5,140   Media Prima Berhad+ .............       2,182
       4,000   Metropole Television SA .........     101,004
       7,000   Nippon Television
                 Network Corp. .................   1,077,255
       4,650   NRJ Group .......................     100,595
       1,000   NTN Communications Inc.+ ........       1,540
      80,000   Paxson Communications Corp.+ ....      36,000
         500   Radio One Inc., Cl. A+ ..........       6,578
       1,000   Radio One Inc., Cl. D+ ..........      13,150
       1,500   RTL Group (Brussels) ............     113,575
       3,500   RTL Group (New York) ............     270,477
       1,906   SAGA Communications Inc.,
                 Cl. A+ ........................      25,350
      79,000   Salem Communications Corp.,
                 Cl. A+ ........................   1,456,760
       2,000   SBS Broadcasting SA+ ............     108,720
      80,000   Sinclair Broadcast
                 Group Inc., Cl. A .............     709,600
      25,000   Societe Television Francaise 1 ..     663,121
       5,000   Spanish Broadcasting System Inc.,
                 Cl. A+ ........................      35,900
      50,000   Television Broadcasts Ltd. ......     305,839
     110,000   Tokyo Broadcasting System Inc. ..   2,553,295
         258   TV Asahi Corp. ..................     656,818
      15,000   TV Azteca, SA de CV, ADR ........     130,500
      26,000   Ulster Television plc ...........     209,574
      50,000   Young Broadcasting Inc.,
                 Cl. A+ ........................     174,500
                                                ------------
                                                  23,464,446
                                                ------------
               BUSINESS SERVICES -- 0.6%
      15,000   BB Holdings Ltd. ................     100,665
       6,000   Carlisle Group Ltd.+ ............      16,932
      40,000   Cendant Corp. ...................     825,600
         500   CheckFree Corp.+ ................      18,910
       1,000   Convergys Corp.+ ................      14,370
         500   Dun and Bradstreet Corp.+ .......      32,935
       8,000   Interactive Data Corp. ..........     181,200
       2,000   Moody's Corp. ...................     102,160
       2,500   Traffix Inc. ....................      15,575
                                                ------------
                                                   1,308,347
                                                ------------
               CABLE -- 9.2%
      16,578   Austar United
                 Communications Ltd.+ ..........      15,361
     200,000   Cablevision Systems Corp.,
                 Cl. A+ ........................   6,134,000
      30,000   Charter Communications Inc.,
                 Cl. A+ ........................      45,000
      40,400   Cogeco Cable Inc. ...............   1,064,127

                    THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2005 (UNAUDITED)

                                                   MARKET
      SHARES                                       VALUE*
     --------                                     --------
               COMMON STOCKS (CONTINUED)
               DISTRIBUTION COMPANIES (CONTINUED)
               CABLE (CONTINUED)
      35,000   Comcast Corp., Cl. A+ ...........$  1,028,300
       7,000   Comcast Corp., Cl. A, Special+ ..     201,460
      15,000   Mediacom Communications Corp.,
                 Cl. A+ ........................     110,700
     258,345   Rogers Communications Inc.,
                 Cl. B, New York ...............  10,191,710
       9,655   Rogers Communications Inc.,
                 Cl. B, Toronto ................     380,054
      11,000   Shaw Communications Inc., Cl. B,
                 New York ......................     230,670
      39,000   Shaw Communications Inc., Cl. B,
                 Toronto .......................     815,226
          28   Telewest Global Inc.+ ...........         643
                                                ------------
                                                  20,217,251
                                                ------------
               CONSUMER SERVICES -- 2.0%
       4,000   Bowlin Travel Centers Inc.+ .....       6,500
      94,204   Expedia Inc.+ ...................   1,866,181
      94,204   IAC/InterActiveCorp+ ............   2,388,072
       2,000   Martha Stewart Living
                 Omnimedia Inc.,
                 Cl. A+ ........................      50,040
       4,000   TiVo Inc.+ ......................      21,960
                                                ------------
                                                   4,332,753
                                                ------------
               DIVERSIFIED INDUSTRIAL -- 1.4%
      42,000   Bouygues SA .....................   1,951,974
      18,432   Contax Participacoes SA, ADR+ ...      11,450
      30,000   General Electric Co. ............   1,010,100
       7,700   Hutchison Whampoa Ltd. ..........      79,657
       7,908   Malaysian Resources
                 Corp. Berhad+ .................       1,374
                                                ------------
                                                   3,054,555
                                                ------------
               ENERGY AND UTILITIES -- 0.3%
      30,000   El Paso Electric Co.+ ...........     625,500
                                                ------------
               ENTERTAINMENT -- 6.2%
       4,000   Blockbuster Inc., Cl. A .........      19,000
       3,150   British Sky Broadcasting Group
                 plc, ADR ......................     124,393
      46,000   DreamWorks Animation
                 SKG Inc., Cl. A+ ..............   1,272,360
     100,000   GC Companies Inc.+ ..............      86,000
     145,000   Grupo Televisa SA, ADR ..........  10,397,950
     200,000   Rank Group plc ..................   1,052,984
      13,000   Regal Entertainment Group,
                 Cl. A .........................     260,520
      20,000   Univision Communications Inc.,
                 Cl. A+ ........................     530,600
                                                ------------
                                                  13,743,807
                                                ------------
               EQUIPMENT -- 2.4%
      10,000   Agere Systems Inc.+ .............     104,100
      11,450   American Tower Corp., Cl. A+ ....     285,677
       1,000   Amphenol Corp., Cl. A ...........      40,340

                                                   MARKET
      SHARES                                       VALUE*
     --------                                     --------
      30,000   Andrew Corp.+ ...................$    334,500
         416   Avaya Inc.+ .....................       4,285
       2,000   CommScope Inc.+ .................      34,680
      90,000   Corning Inc.+ ...................   1,739,700
       3,000   Furukawa Electric Co. Ltd.+ .....      15,196
       1,500   L-3 Communications Holdings Inc.      118,605
      80,000   Lucent Technologies Inc.+ .......     260,000
      60,000   Motorola Inc. ...................   1,325,400
      30,000   Nortel Networks Corp.+ ..........      97,800
      12,000   QUALCOMM Inc. ...................     537,000
       6,000   Scientific-Atlanta Inc. .........     225,060
      40,000   Sycamore Networks Inc.+ .........     150,800
         200   Trestle Holdings Inc.+ ..........         144
                                                ------------
                                                   5,273,287
                                                ------------
               FOOD AND BEVERAGE -- 0.0%
       5,282   Compass Group plc ...............      19,215
         540   Pernod-Ricard SA ................      95,338
                                                ------------
                                                     114,553
                                                ------------
               SATELLITE -- 1.4%
         300   Asia Satellite Telecommunications
                 Holdings Ltd., ADR ............       5,628
      80,000   DIRECTV Group Inc.+ .............   1,198,400
      40,000   EchoStar Communications Corp.,
                 Cl. A .........................   1,182,800
       8,000   Lockheed Martin Corp. ...........     488,320
       3,000   Loral Space &
                 Communications Ltd.+ ..........         210
      27,200   Pegasus Communications Corp.,
                 Cl. A+ ........................      89,488
       6,000   PT Indosat Tbk, ADR .............     150,000
          30   SKY Perfect Communications Inc. .      23,520
                                                ------------
                                                   3,138,366
                                                ------------
               TELECOMMUNICATIONS: LONG DISTANCE -- 2.4%
      30,000   AT&T Corp. ......................     594,000
       1,000   Embratel Participacoes SA, ADR+ .      11,650
      35,000   Philippine Long Distance
                 Telephone Co., ADR ............   1,065,750
      65,000   Sprint Nextel Corp. .............   1,545,700
       1,000   Startec Global
                 Communications Corp.+ .........           2
       1,666   Talk America Holdings Inc.+ .....      15,710
     605,500   Telecom Italia SpA ..............   1,968,485
                                                ------------
                                                   5,201,297
                                                ------------
               TELECOMMUNICATIONS: NATIONAL -- 4.8%
       9,000   BT Group plc, ADR ...............     356,760
       5,000   China Telecom Corp. Ltd., ADR ...     188,450
       5,000   China Unicom Ltd., ADR ..........      41,400
      40,000   Compania de Telecomunicaciones de
                 Chile SA, ADR .................     434,000
     162,000   Deutsche Telekom AG, ADR ........   2,954,880
      50,000   Elisa Oyj, Cl. A ................     864,131
       3,000   France Telecom SA, ADR ..........      86,250

                    THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2005 (UNAUDITED)

                                                   MARKET
      SHARES                                       VALUE*
     --------                                     --------
               COMMON STOCKS (CONTINUED)
               DISTRIBUTION COMPANIES (CONTINUED)
               TELECOMMUNICATIONS: NATIONAL (CONTINUED)
       3,305   Hellenic Telecommunications
                 Organization SA+ ..............$     66,096
         500   Magyar Telekom, ADR .............      12,865
          20   Nippon Telegraph &
                 Telephone Corp. ...............      98,309
       4,320   PT Telekomunikasi
                 Indonesia, ADR ................      89,899
       6,000   Rostelecom, ADR .................      89,880
      45,000   Swisscom AG, ADR ................   1,475,100
       2,000   Telecom Corp. of New Zealand
                 Ltd., ADR .....................      67,200
      57,200   Telefonica SA, ADR ..............   2,821,104
      38,000   Telefonos de Mexico SA de CV,
                 Cl. L, ADR ....................     808,260
      18,172   TeliaSonera AB ..................      86,241
       2,400   Telstra Corp. Ltd., ADR .........      37,368
                                                ------------
                                                  10,578,193
                                                ------------
               TELECOMMUNICATIONS: REGIONAL -- 8.4%
       4,266   Aliant Inc. .....................     105,173
      15,025   ALLTEL Corp. ....................     978,278
       9,557   ATX Communications Inc.+ ........         109
      38,000   BCE Inc. ........................   1,042,720
       4,000   Brasil Telecom Participacoes
                 SA, ADR .......................     170,120
      45,000   CenturyTel Inc. .................   1,574,100
       2,000   Choice One
                 Communications Inc.+ ..........           0
     110,000   Cincinnati Bell Inc.+ ...........     485,100
     135,000   Citizens Communications Co. .....   1,829,250
      50,000   Commonwealth Telephone
                 Enterprises Inc. ..............   1,885,000
       5,000   MCI Inc. ........................     126,850
       3,000   Metromedia International
                 Group Inc.+ ...................       5,520
     345,000   Qwest Communications
                 International Inc.+ ...........   1,414,500
       6,000   SBC Communications Inc. .........     143,820
      18,432   Tele Norte Leste Participacoes
                 SA, ADR .......................     304,681
      10,000   Telecom Argentina SA,
                 Cl. B, ADR+ ...................     129,100
      68,000   Telephone & Data
                 Systems Inc. ..................   2,652,000
      68,000   Telephone & Data
                 Systems Inc.,
                 Special .......................   2,553,400
      45,000   TELUS Corp. .....................   1,877,806
       4,000   Time Warner Telecom Inc.,
                 Cl. A+ ........................      31,200
      40,000   Verizon Communications Inc. .....   1,307,600
                                                ------------
                                                  18,616,327
                                                ------------
               WIRELESS COMMUNICATIONS -- 4.0%
     102,000   America Movil SA de CV,
                 Cl. L, ADR ....................   2,684,640
         102   Hutchison Telecommunications
                 International Ltd.+ ...........         148
     240,000   Jasmine International Public
                 Co. Ltd.+ (c) .................       2,807

                                                   MARKET
      SHARES                                       VALUE*
     --------                                     --------
         500   NTT DoCoMo Inc. .................$    889,711
     296,000   O2 plc ..........................     823,585
      31,500   Price Communications Corp.+ .....     518,175
      10,800   Rural Cellular Corp., Cl. A+ ....     131,328
      37,000   SK Telecom Co. Ltd., ADR ........     808,080
       2,449   Tele Centro Oeste Celular
                 Participacoes SA, ADR .........      22,188
         190   Tele Leste Celular Participacoes
                 SA, ADR+ ......................       1,262
         330   Tele Norte Celular Participacoes
                 SA, ADR+ ......................       2,491
         825   Telemig Celular Participacoes
                 SA, ADR .......................      27,885
       8,913   Telesp Celular Participacoes
                 SA, ADR .......................      34,850
       3,178   Tim Participacoes SA, ADR .......      59,047
      15,000   Total Access Communication
                 plc+ ..........................      48,300
      30,000   United States Cellular Corp.+ ...   1,602,600
      18,000   Vimpel-Communications, ADR+ .....     799,920
      12,650   Vodafone Group plc, ADR .........     328,520
                                                ------------
                                                   8,785,537
                                                ------------
               TOTAL DISTRIBUTION
                 COMPANIES ..................... 118,454,219
                                                ------------
               TOTAL COMMON STOCKS ............. 217,004,695
                                                ------------
               PREFERRED STOCKS -- 0.7%
               BROADCASTING -- 0.5%
       1,063   Granite Broadcasting Corp.,
                 12.750% Pfd.+ (c) .............     170,080
         100   Gray Television Inc.,
                 8.000% Cv. Pfd.,
                 Ser. C (b)(c)(d) ..............   1,010,000
                                                ------------
                                                   1,180,080
                                                ------------
               BUSINESS SERVICES -- 0.2%
      11,241   Interep National Radio Sales Inc.,
                 4.000% Cv. Pfd.,
                 Ser. A+ (b)(c)(d) .............     393,450
                                                ------------
               TOTAL PREFERRED STOCKS ..........   1,573,530
                                                ------------
               RIGHTS -- 0.0%
               BROADCASTING -- 0.0%
       5,140   Media Prima Berhad,
                 expire 07/18/08 + .............       1,432
                                                ------------
               WARRANTS -- 0.0%
               BROADCASTING -- 0.0%
       5,140   Media Prima Berhad,
                 expire 07/31/08+ ..............         668
                                                ------------
               BUSINESS SERVICES -- 0.0%
      62,500   Interep National
                 Radio Sales Inc.,
                 expire 05/06/07+ (b)(d) .......           0
                                                ------------

                    THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2005 (UNAUDITED)

                                                   MARKET
      SHARES                                       VALUE*
     --------                                     --------
               WARRANTS (CONTINUED)
               COMMUNICATIONS EQUIPMENT -- 0.0%
         541   Lucent Technologies Inc.,
                 expire 12/10/07+ ..............$        514
                                                ------------
               PUBLISHING -- 0.0%
      25,000   Nation Multimedia Group plc,
                 expire 08/22/07+ ..............         694
                                                ------------
               TOTAL WARRANTS ..................       1,876
                                                ------------
     PRINCIPAL
      AMOUNT
     -------
               CONVERTIBLE CORPORATE BONDS -- 0.4%
               BUSINESS SERVICES -- 0.4%
    $ 50,000   BBN Corp., Sub. Deb. Cv.,
                 6.000%, 04/01/12+ (a)(c) ......           0
               Trans-Lux Corp.,
                 Sub. Deb. Cv.,
     300,000     8.250%, 03/01/12 ..............     294,375
     500,000     7.500%, 12/01/06 ..............     498,750
               TOTAL CONVERTIBLE
                 CORPORATE BONDS ...............     793,125
                                                ------------
               U.S. GOVERNMENT OBLIGATIONS -- 0.3%
     765,000   U.S. Treasury Bills,
                 3.370% to 3.482%++,
                 11/03/05 to 12/29/05 ..........     760,246
                                                ------------

   TOTAL INVESTMENTS -- 100.0%
     (Cost $159,141,173) .......................$220,134,904
                                                ============

   --------------
            For Federal tax purposes:
            Aggregate cost .....................$162,469,628
                                                ============
            Gross unrealized appreciation ......$ 67,894,646
            Gross unrealized depreciation ...... (10,229,370)
                                                ------------
            Net unrealized appreciation
              (depreciation) ...................$ 57,665,276
                                                ============

   --------------
   (a)   Security in default.
   (b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the market value of Rule 144A securities amounted to $4,226,302 or 1.92% of total investments. Except as noted in (d), these securities are liquid.

   (c) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At September 30, 2005, the market value of fair valued securities amounted to $1,577,780 or 0.72% of total investments.
   (d) At September 30, 2005, the Fund held restricted and illiquid securities amounting to $1,403,450 or 0.64% of net assets, which were valued under methods approved by the Board, as follows:

                                                                   09/30/2005
ACQUISITION                            ACQUISITION ACQUISITION   CARRYING VALUE
  SHARES  ISSUER                          DATE        COST          PER UNIT
  ------  ------                          ----        ----          --------
    100   Gray Television Inc.,
           8.000% Cv. Pfd., Ser. C .... 04/22/02   $1,000,000     $10,100.0000
 11,241   Interep National
           Radio Sales Inc.,
           4.000% Cv. Pfd., Ser. A .... 05/03/02    1,081,573          35.0013
 62,500   Interep National
           Radio Sales Inc.
           Warrants expire 05/06/07 ... 05/03/02           --               --

   +      Non-income producing security.
   ++     Represents annualized yield at date of purchase.
   ADR    American Depository Receipt
   GDR    Global Depository Receipt
   * Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

                                       % OF
                                      MARKET        MARKET
                                       VALUE         VALUE
                                      ------        -------
      GEOGRAPHIC DIVERSIFICATION
      North America ..................  72.7%    $160,060,116
      Europe .........................  14.0       30,835,244
      Latin America ..................   7.2       15,862,023
      Asia/Pacific ...................   3.2        7,000,342
      Japan ..........................   2.9        6,377,179
                                       ------    ------------
      Total Investments .............. 100.0%    $220,134,904
                                       ======    ============

ITEM 2. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
               Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Global Multimedia Trust Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                          Bruce N. Alpert, Principal Executive Officer


Date     November 28, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer & Principal Financial Officer

Date    November 28, 2005
    ----------------------------------------------------------------------------




* Print the name and title of each signing officer under his or her signature.